Business Combination - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified			12 Months Ended				12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Customer Relationships Year	Mar. 31, 2012 Developed Technology Rights Year	Mar. 31, 2012 Trademarks Year	Mar. 31, 2012 Trade Accounts Receivable	Mar. 31, 2012 Kverneland Asa
Business Acquisition [Line Items]
Percentage of outstanding shares acquired							78.95%
Cash consideration paid to acquire shares							¥ 18,105
Fair value of noncontrolling interest							4,993
Acquisition-related cost							524
Current assets acquired, at fair value						7,129
Current assets acquired, contractual amount						7,366
Finite-lived intangible assets acquired	¥ 17,414	¥ 1,372	¥ 6,441	¥ 3,037	¥ 1,391
Acquired intangible assets, weighted average useful life, years			13	6	10